Unaudited Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenue
Cost of sales
Gross profit
Other income	6		7
Operating expenses	(4,236)	(3,000)	(28,080)	(6,000)
Loss from operations	(4,230)	(3,000)	(28,073)	(6,000)
Income tax expense
Net loss	(4,230)	(3,000)	(28,073)	(6,000)
Other comprehensive income (loss)
Foreign currency translation adjustments	(2,592)	260	(2,601)	249
Comprehensive loss	$ (6,822)	$ (2,740)	$ (30,674)	$ (5,751)
Basic and diluted earnings per ordinary share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Basic and diluted weighted average ordinary share outstanding	130,097,000	110,000,000	130,087,549	110,000,000